UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 85.3%
Government National Mortgage Association:
3.0%, 1/1/2042 (a)	50,000,000	51,824,215
3.5%, with various maturities from 9/1/2041 until 5/15/2042 (a)	1,210,216	1,291,940
4.0%, with various maturities from 7/1/2040 until 6/20/2042 (a)	244,676,666	266,941,267
4.2%, with various maturities from 6/15/2040 until 7/15/2040	400,081	437,648
4.49%, with various maturities from 6/15/2041 until 7/15/2041	2,457,014	2,704,710
4.5%, with various maturities from 6/20/2033 until 5/15/2042 (a)	467,390,707	515,076,511
4.55%, 1/15/2041	5,448,403	6,044,769
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,437,230	1,590,393
5.0%, with various maturities from 3/20/2029 until 2/20/2042 (a)	514,924,152	569,813,368
5.5%, with various maturities from 12/15/2025 until 5/20/2041 (a)	324,557,231	359,554,525
6.0%, with various maturities from 8/20/2023 until 5/15/2040 (a)	133,423,193	150,016,787
6.5%, with various maturities from 11/20/2032 until 9/20/2039	61,678,501	69,967,455
7.0%, with various maturities from 1/15/2036 until 6/20/2039	13,429,120	15,352,242
7.5%, with various maturities from 6/20/2022 until 8/20/2032	273,924	320,062

Total Government National Mortgage Association (Cost $1,944,299,710)		2,010,935,892
Collateralized Mortgage Obligations 13.7%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,726,973	1,566,623
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	2,207,718	1,894,771
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	18,034,733	16,039,334
"UF", Series 3807, 1.439% *, 2/15/2041	1,854,953	1,854,993
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	15,427,641	1,122,139
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	3,236,867	260,528
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	19,476,890	1,839,668
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	4,034,706	318,195
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	6,419,913	536,936
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	3,813,005	327,331
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	2,834,641	238,472
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	3,869,162	384,385
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	4,575,343	517,969
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	15,185,453	513,829
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	12,112,495	417,297
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	10,446,014	724,097
PT, Series 3586, 3.907% *, 2/15/2038	9,210,087	9,442,682
"QB", Series 3736, 4.0%, 5/15/2037	8,000,000	8,709,032
"CZ", Series 3857, 4.0%, 5/15/2041	965,895	967,767
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	6,363,493	370,900
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	20,303,955	2,864,121
"ZW", Series 3763, 4.5%, 11/15/2040	10,737,066	12,041,078
"57", Series 256, Interest Only, 5.0%, 3/15/2023	3,186,087	273,173
"ZK", Series 3382, 5.0%, 7/15/2037	15,083,436	17,284,297
"CZ", Series 3658, 5.0%, 4/15/2040	1,850,635	2,198,508
"SC", Series 3326, Interest Only, 5.798% **, 6/15/2037	4,846,247	600,862
"PE", Series 2489, 6.0%, 8/15/2032	6,082,702	6,777,965
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	1,047,645	146,887
"TZ", Series 2778, 6.0%, 2/15/2034	3,260,649	3,285,222
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	4,571,006	695,837
"WS", Series 2877, Interest Only, 6.358% **, 10/15/2034	7,904,052	679,706
"SG", Series 3033, Interest Only, 6.408% **, 9/15/2035	2,909,441	452,564
"A", Series 172, Interest Only, 6.5%, 1/1/2024	323,293	49,226
"SB", Series 2742, Interest Only, 6.758% **, 1/15/2019	5,530,622	622,636
"SB", Series 2788, Interest Only, 6.858% **, 10/15/2022	1,020,948	28,133
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	3,804,292	350,597
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	9,283,611	721,000
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	15,870,872	981,636
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	22,032,257	971,982
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	5,249,913	374,322
"25", Series 351, Interest Only, 4.5%, 5/1/2019	3,047,403	307,485
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	5,350,252	221,951
"21", Series 334, Interest Only, 5.0%, 3/1/2018	3,300,953	257,142
"20", Series 334, Interest Only, 5.0%, 3/1/2018	2,658,515	213,878
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,403,312	214,859
"27", Series 351, Interest Only, 5.0%, 4/1/2019	754,859	70,718
"26", Series 381, Interest Only, 5.0%, 12/25/2020	545,152	47,880
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	2,159,790	157,685
"PZ", Series 2007-47, 5.0%, 5/25/2037	12,940,756	14,608,618
"ZA", Series 2008-24, 5.0%, 4/25/2038	18,543,303	21,371,246
"ZX", Series 2010-13, 5.0%, 3/25/2040	16,852,087	19,480,584
"KT", Series 2007-32, 5.5%, 4/25/2037	2,179,353	2,424,559
"HS", Series 2009-87, Interest Only, 5.905% **, 11/25/2039	19,215,416	2,882,799
"ZB", Series 2005-37, 6.0%, 5/25/2035	3,429,940	3,854,657
"Z", Series 2006-116, 6.0%, 12/25/2036	2,807,516	3,328,107
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	10,364,562	1,158,323
"ZQ", Series G93-39, 6.5%, 12/25/2023	3,014,006	3,406,039
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	867,060
"SA", Series 2005-42, Interest Only, 6.555% **, 5/25/2035	7,033,509	834,563
"TS", Series 2003-67, Interest Only, 6.855% **, 8/25/2017	335,161	3,614
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	2,242,853	2,007,944
"CO", Series 2010-89, Principal Only, Zero Coupon, 7/20/2040	4,764,156	4,334,656
"CO", Series 2012-50, Principal Only, Zero Coupon, 8/20/2040	6,070,332	5,413,927
"SY", Series 2008-83, Interest Only, 0.258% **, 8/20/2034	5,491,683	3,431
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	10,031,716	334,144
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	17,156,892	1,992,727
"BE", Series 2010-164, 3.5%, 1/20/2039	10,483,317	11,424,511
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	4,615,401	386,646
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	8,376,275	373,262
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	1,337,531	73,577
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	4,868,269	250,068
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,655,198
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	5,061,948	711,572
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	4,366,524	422,825
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	5,795,682	812,032
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	435,106
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,491,462	435,083
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,343,971	3,772,129
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	9,600,840	1,788,275
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	6,516,309
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	5,172,036	312,856
"Z", Series 2004-61, 5.0%, 8/16/2034	3,252,130	3,800,403
"ZB", Series 2005-15, 5.0%, 2/16/2035	14,418,181	16,644,916
"Z", Series 2005-25, 5.0%, 3/16/2035	5,743,342	6,547,781
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,236,456	4,995,210
"Z", Series 2008-5, 5.0%, 1/20/2038	6,232,718	6,925,915
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,666,398	240,545
"ZN", Series 2009-64, 5.0%, 7/20/2039	23,037,069	26,683,959
"PJ", Series 2009-73, 5.0%, 8/16/2039	9,893,452	10,893,098
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,215,743	1,454,341
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	382,970	12,929
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	6,290,232	666,305
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,069,164	230,168
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,321,375	301,927
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	1,413,881	80,133
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	4,062,587	401,410
"Z", Series 2006-12, 5.5%, 3/20/2036	91,593	117,256
"HZ", Series 2009-43, 5.5%, 6/20/2039	1,953,798	2,417,532
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	2,240,041	279,403
"DZ", Series 2009-106, 5.5%, 11/20/2039	89,879	108,747
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	21,275	90
"PS", Series 2004-91, Interest Only, 5.857% **, 11/16/2034	1,713,786	297,594
"BS", Series 2011-93, Interest Only, 5.857% **, 7/16/2041	29,985,102	4,575,607
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	7,087,582	754,560
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	677,131	162,934
"AV", Series 2010-14, Interest Only, 6.057% **, 2/16/2040	8,936,531	1,747,193
"ST", Series 2009-31, Interest Only, 6.106% **, 3/20/2039	1,513,010	201,123
"SM", Series 2009-100, Interest Only, 6.207% **, 5/16/2039	4,275,895	656,282
"SA", Series 2006-49, Interest Only, 6.216% **, 2/20/2036	8,242,450	1,019,772
"SI", Series 2008-27, Interest Only, 6.226% **, 3/20/2038	5,787,904	850,220
"QA", Series 2007-57, Interest Only, 6.256% **, 10/20/2037	5,378,234	823,848
"SL", Series 2009-100, Interest Only, 6.257% **, 5/16/2039	4,941,951	796,320
"SG", Series 2007-40, Interest Only, 6.436% **, 7/20/2037	23,966,051	3,398,103
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,091,925	369,470
"SA", Series 2006-69, Interest Only, 6.556% **, 12/20/2036	7,945,855	1,147,626
"PS", Series 2004-34, Interest Only, 6.907% **, 4/16/2034	2,944,908	562,438
"SA", Series 1999-44, Interest Only, 8.307% **, 12/16/2029	1,042,268	214,921

Total Collateralized Mortgage Obligations (Cost $293,078,296)		322,994,824
U.S. Government Agency Sponsored Pass-Throughs 2.3%
Federal National Mortgage Association, 4.0%, 6/1/2040 (a) (Cost $53,037,109)	50,000,000	53,199,223
Government & Agency Obligations 3.7%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.13% ***, 9/6/2012 (b)	6,097,000	6,096,244
U.S. Treasury Notes:
0.375%, 4/15/2015	29,000,000	28,979,613
0.75%, 6/15/2014 (c) (d)	25,000,000	25,207,025
2.125%, 8/15/2021 (e)	25,000,000	26,277,350

Total Government & Agency Obligations (Cost $85,827,190)		86,560,232

	Contracts	Value ($)
Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $134.0	250	179,687

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.3%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	44,600,000	1,586,957
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	42,100,000	1,433,126
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	42,100,000	1,353,957
Fixed Rate - 4.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	48,400,000	1,461,453
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	47,000,000	1,321,673

		7,157,166

Total Call Options Purchased (Cost $10,711,114)		7,336,853

	Contracts	Value ($)
Put Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $133.0	430	362,812

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.2%
Fixed Rate - 2.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	48,400,000	1,735,973
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	47,000,000	1,898,593

		3,634,566

Total Put Options Purchased (Cost $3,646,758)		3,997,378

	Shares	Value ($)

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $2,067,200)	2,067,200	2,067,200
Cash Equivalents 4.2%
Central Cash Management Fund, 0.14% (f) (Cost $98,889,420)	98,889,420	98,889,420

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,491,556,797) †	109.8	2,585,981,022
Other Assets and Liabilities, Net	(9.8)	(230,083,453)

Net Assets	100.0	2,355,897,569

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

**	These securities are shown at their current rate as of June 30, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,491,743,572.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $94,237,450.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $104,915,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,677,704.

(a)	When-issued or delayed delivery security included.
(b)	At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	At June 30, 2012, this security has been pledged, in whole or in part, as collateral for open written options.
(e)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $1,997,079, which is 0.1% of net assets.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2012	738	98,430,750	107,501

Currency Abbreviation

USD	United States Dollar

At June 30, 2012, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs

	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)

Call Options
30-Year GNSF	3.5	30,000,000	8/13/2012	106.1	234,375	(270,971)
30-Year GNSF	3.5	30,000,000	8/13/2012	106.2	239,062	(280,665)
30-Year GNSF	3.5	30,000,000	8/13/2012	106.1	239,062	(356,250)
Total Call Options					712,499	(907,886)

Put Options
30-Year GNSF	3.5	30,000,000	8/13/2012	106.1	234,375	(105,831)
30-Year GNSF	3.5	30,000,000	8/13/2012	106.2	239,063	(120,173)
30-Year GNSF	3.5	30,000,000	8/13/2012	106.1	239,062	(63,281)
Total Put Options					712,500	(289,285)

Total					1,424,999	(1,197,171)

(h)	Unrealized appreciation on written options on mortgage-backed securities - TBAs at June 30, 2012 was $227,828.

Options on Exchange-Traded Futures Contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)

Call Options
10-Year U.S. Treasury Note Future	250	8/24/2012	136.0	30,700	(46,875)
Put Options
10-Year U.S. Treasury Note Future	860	8/24/2012	131.0	360,920	(241,875)

Total				391,620	(288,750)

(i)	Unrealized appreciation on written options on exchange-traded futures contracts at June 30, 2012 was $102,870.

Options on Interest Rate Swap Contracts

	Contract Amount	Swap Effective/ Expiration Date	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Fixed - 3.19% - Floating - LIBOR	24,200,000	2/3/2017 2/3/2027	2/1/2017	1,742,400	(1,289,812)
Fixed - 3.32% - Floating - LIBOR	23,500,000	2/3/2017 2/3/2027	2/1/2017	1,699,757	(1,162,000)
Fixed - 4.083% - Floating - LIBOR	44,600,000	5/11/2016 5/11/2026	5/9/2016	1,516,400	(1,168,087)
Fixed - 4.135% - Floating - LIBOR	42,100,000	4/27/2016 4/27/2026	4/25/2016	1,557,700	(1,053,957)
Fixed - 4.22% - Floating - LIBOR	42,100,000	4/22/2016 4/22/2026	4/20/2016	1,500,865	(997,113)

Total Call Options	8,017,122	(5,670,969)

Put Options
Fixed - 1.9% - Floating - LIBOR	42,100,000	4/24/2013 4/24/2023	4/22/2013	576,770	(958,057)
Fixed - 2.07% - Floating - LIBOR	44,600,000	5/10/2013 5/10/2043	5/8/2013	713,600	(1,160,479)
Fixed - 2.09% - Floating - LIBOR	42,100,000	4/25/2013 4/25/2043	4/23/2013	791,480	(1,096,128)
Fixed - 3.19% - Floating - LIBOR	24,200,000	2/3/2017 2/3/2027	2/1/2017	1,742,400	(1,917,167)
Fixed - 3.32% - Floating - LIBOR	23,500,000	2/3/2017 2/3/2027	2/1/2017	1,699,758	(2,026,739)

Total Put Options	5,524,008	(7,158,570)

Total	13,541,130	(12,829,539)

(j) Unrealized appreciation on written options on interest rate swap contracts at June 30, 2012 was $711,591.
GNSF: Government National Single Family
LIBOR: London Interbank Offered Rate
TBA: To be Announced

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Government National Mortgage Association	$—	$2,010,935,892	$—	$2,010,935,892
Collateralized Mortgage Obligations	—	322,994,824	—	322,994,824
US Government Agency Sponsored Pass-Throughs	—	53,199,223	—	53,199,223
Government & Agency Obligations	—	86,560,232	—	86,560,232
Short-Term Investments(k)	100,956,620	—	—	100,956,620
Derivatives(l)	650,000	10,791,732	—	11,441,732
Total	$101,606,620	$2,484,481,903	$—	$2,586,088,523

Liabilities
Derivatives(l)	$(288,750)	$(14,026,710)	$—	$(14,315,460)
Total	$(288,750)	$(14,026,710)	$—	$(14,315,460)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on futures contracts and purchased and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$107,501	$(1,981,352)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012